Summary of Significant Accounting Polices (Details) (USD $) In Thousands, unless otherwise specified	1 Months Ended
	Jan. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Net Value	$ 149	$ 150	$ 150
Amortization expense	1
Finite-Lived Intangible Assets Estimated Amortization Expense in Future Years
2016	30
2017	30
2018	30
2019	30
2020	29
Total	149
In Process Research and Development
Estimated Useful Life	5 years
Gross Value	150
Accumulated Amortization	(1)
Net Value	$ 149